Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurements are mainly	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Binomial Option Pricing Model [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurements are mainly [Line Items]
Description	Digital assets payables	Digital assets payables
Significant unobservable inputs	Expected volatility	Discount rate
Effect on fair value for increase of inputs	Increase	Decrease
Binomial Option Pricing Model [Member] | Bottom of Range [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurements are mainly [Line Items]
Range	59.03%	0.40%
Binomial Option Pricing Model [Member] | Top of Range [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurements are mainly [Line Items]
Range	61.08%	4.26%
Black-Scholes Pricing Model [Member]
Financial Risk Management (Details) - Schedule of key unobservable inputs used in level 3 fair value measurements are mainly [Line Items]
Significant unobservable inputs		Expected volatility
Range		37.56%
Effect on fair value for increase of inputs		Increase